Financial results (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of financial result

		Year ended December 31,
	Notes	2023	2022	2021
Financial income
Short-term investments		309	440	226
Other		123	80	111
		432	520	337
Financial expenses
Loans and borrowings gross interest	10(c)	(744)	(612)	(671)
Capitalized loans and borrowing costs	10(d)	19	47	59
Interest on REFIS		(148)	(152)	(54)
Interest on lease liabilities	24	(62)	(64)	(63)
Bond premium repurchase	10(c)	(22)	(113)	(63)
Interest on accounts payable		(203)	(51)	(45)
Other		(299)	(234)	(412)
		(1,459)	(1,179)	(1,249)
Other financial items, net
Foreign exchange and indexation gains (losses), net		(1,643)	(975)	132
Participative shareholders' debentures (i)	22	(179)	659	(716)
Financial guarantees (i)	32(b)	-	481	312
Derivative financial instruments, net	20	903	1,154	(23)
Reclassification of cumulative translation adjustments to the income statement	15(a) and 16	-	1,608	4,326
		(919)	2,927	4,031
Total		(1,946)	2,268	3,119
(i)	Items reclassified in comparative to maintain consistency of disclosure.